Fair Value Measurements - Summary of Significant Inputs to Monte Carlo Simulation for Fair Value of Earnout Liability (Details) - Earnout Liability	Sep. 30, 2022 $ / shares	May 26, 2022 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock price per share	$ 4.28	$ 9.02
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.041	0.027
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.70	0.60
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	4 years 8 months 12 days	5 years